EQUITY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Class of Stock [Line Items]
Number of shares issued for service, value	$ 102,700
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued, conversion shares	2,265,475,967	73,753,000
Number of shares issued, conversion value	$ 350,472	$ 147,507
Number of shares issued, shares acquisitions		666,666,668
Number of shares issued for service, shares	185,000,000
Number of shares issued for service, value	$ 102,700
Equity Agreement [Member]
Class of Stock [Line Items]
Number of shares issued, shares	349,461,323
Net proceeds	$ 55,730
Equity Agreement [Member] | Transfer Agent [Member]
Class of Stock [Line Items]
Number of shares issued, shares	231,018,188